Stock-Based Compensation - Additional Information (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2.1	$ 4.4
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation related to unvested awards	$ 18.2	$ 18.2
Unvested awards, period for recognition	2 years 4 months 24 days
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance | shares	80,000,000	80,000,000